UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 028-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                New York, New York             May 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 82

Form 13F Information Table Value Total:  $416,611
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.        Form 13F File Number               Name
---        --------------------               ---------------------
1.         028-10574                          Libra Associates, LLC
2.         028-10573                          Libra Fund, L.P.

                                                     FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2         COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8
--------------              -----------------   ---------  --------  ------------------  ------------  --------  -------------------
                                                            VALUE    SHRS OR   SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS        CUSIP    (X$1000)  PRN AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE   SHARED NONE
--------------              -----------------   ---------  --------  -------   ---  ---- ------------  --------  ------- ------ ----
ABERCROMBIE & FITCH CO        CL A              002896207    3,771     158,450  SH       Shared-Defined   1,2     158,450
ALCOA INC                     COM               013817101      499      68,000  SH       Shared-Defined   1,2      68,000
AMERICA MOVIL SAB DE CV       SPON ADR L SHS    02364W105    2,933     108,300  SH       Shared-Defined   1,2     108,300
ANGLOGOLD ASHANTI LTD         SPONSORED ADR     035128206    9,716     264,308  SH       Shared-Defined   1,2     264,308
ARCELORMITTAL SA LUXEMBOURG   NY REGISTRY SH    03938L104    1,194      59,600  SH       Shared-Defined   1,2      59,600
ARKANSAS BEST CORP DEL        COM               040790107    2,053     107,958  SH       Shared-Defined   1,2     107,958
AVON PRODS INC                COM               054303102    3,270     170,047  SH       Shared-Defined   1,2     170,047
BALLY TECHNOLOGIES INC        COM               05874B107    1,947     105,726  SH       Shared-Defined   1,2     105,726
BANK MONTREAL QUE             COM               063671101    3,584     136,900  SH       Shared-Defined   1,2     136,900
BANK NOVA SCOTIA HALIFAX      COM               064149107    1,501      60,900  SH       Shared-Defined   1,2      60,900
BARCLAYS BK PLC               IPMS INDIA ETN    06739F291    5,183     170,838  SH       Shared-Defined   1,2     170,838
BARRICK GOLD CORP             COM               067901108    8,229     253,828  SH       Shared-Defined   1,2     253,828
BLOCKBUSTER INC               CL A              093679108      418     580,600  SH       Shared-Defined   1,2     580,600
BARD C R INC                  COM               067383109    5,965      74,824  SH       Shared-Defined   1,2      74,824
CAMECO CORP                   COM               13321L108    2,283     133,520  SH       Shared-Defined   1,2     133,520
CARMAX INC                    COM               143130102    5,262     423,000  SH       Shared-Defined   1,2     423,000
CENTRAL SUN MINING INC        COM               155432107      563     998,569  SH       Shared-Defined   1,2     998,569
CHINA MOBILE LIMITED          SPONSORED ADR     16941M109   10,217     234,765  SH       Shared-Defined   1,2     234,765
COACH INC                     COM               189754104    2,330     139,500  SH       Shared-Defined   1,2     139,500
COLUMBIA SPORTSWEAR CO        COM               198516106    2,349      78,518  SH       Shared-Defined   1,2      78,518
COMPASS MINERALS INTL INC     COM               20451N101    3,991      70,800  SH       Shared-Defined   1,2      70,800
COTT CORP QUE                 COM               22163N106       10      10,000  SH       Shared-Defined   1,2      10,000
DANAHER CORP DEL              COM               235851102    6,067     111,900  SH       Shared-Defined   1,2     111,900
DEVON ENERGY CORP NEW         COM               25179M103    2,766      61,900  SH       Shared-Defined   1,2      61,900
EASTMAN KODAK CO              COM               277461109      343      90,242  SH       Shared-Defined   1,2      90,242
ENTREE GOLD INC               COM               29383G100      315     248,200  SH       Shared-Defined   1,2     248,200
EQUINIX INC                   COM NEW           29444U502    2,420      43,100  SH       Shared-Defined   1,2      43,100
EXETER RES CORP               COM               301835104    7,519   2,311,400  SH       Shared-Defined   1,2   2,311,400
EXXON MOBIL CORP              COM               30231G102    4,484      65,850  SH       Shared-Defined   1,2      65,850
FAIR ISAAC CORP               COM               303250104    2,548     181,073  SH       Shared-Defined   1,2     181,073
FLIR SYS INC                  COM               302445101      563      27,500  SH       Shared-Defined   1,2      27,500
FOSSIL INC                    COM               349882100      649      41,319  SH       Shared-Defined   1,2      41,319
GAMMON GOLD INC               COM               36467T106   43,931   6,789,968  SH       Shared-Defined   1,2   6,789,968
GENUINE PARTS CO              COM               372460105      851      28,500  SH       Shared-Defined   1,2      28,500
GOLD FIELDS LTD NEW           SPONSORED ADR     38059T106    8,742     770,874  SH       Shared-Defined   1,2     770,874
GOLDCORP INC NEW              COM               380956409   24,629     732,512  SH       Shared-Defined   1,2     732,512
GREAT BASIN GOLD LTD          COM               390124105   20,534  15,974,429  SH       Shared-Defined   1,2  15,974,429
HALLIBURTON CO                COM               406216101    2,827     182,769  SH       Shared-Defined   1,2     182,769
HARLEY DAVIDSON INC           COM               412822108    4,272     319,040  SH       Shared-Defined   1,2     319,040
HILL ROM HLDGS INC            COM               431475102      342      34,579  SH       Shared-Defined   1,2      34,579
HOLOGIC INC                   COM               436440101      849      64,888  SH       Shared-Defined   1,2      64,888
IAMGOLD CORP                  COM               450913108    1,224     143,114  SH       Shared-Defined   1,2     143,114
ICICI BK LTD                  ADR               45104G104   12,986     977,100  SH       Shared-Defined   1,2     977,100
ISHARES TR                    DJ BROKER-DEAL    464288794    1,727      86,500  SH       Shared-Defined   1,2      86,500
ISHARES TR                    FTSE XNHUA IDX    464287184    5,538     194,100  SH       Shared-Defined   1,2     194,100
ISHARES TR                    MSCI EMERG MKT    464287234   23,823     960,200  SH       Shared-Defined   1,2     960,200
JAGUAR MNG INC                COM               47009M103      648     109,386  SH       Shared-Defined   1,2     109,386
LAM RESEARCH CORP             COM               512807108    3,812     167,432  SH       Shared-Defined   1,2     167,432
LEXMARK INTL NEW              CL A              529771107    2,141     126,900  SH       Shared-Defined   1,2     126,900
MARKET VECTORS ETF TR         RUSSIA ETF        57060U506   15,277   1,087,351  SH       Shared-Defined   1,2   1,087,351
MARKET VECTORS ETF TR         GOLD MINER ETF    57060U100    5,532     150,000  SH       Shared-Defined   1,2     150,000
MINEFINDERS LTD               COM               602900102    7,697     999,631  SH       Shared-Defined   1,2     999,631
MOBILE TELESYSTEMS OJSC       SPONSORED ADR     607409109    9,098     304,092  SH       Shared-Defined   1,2     304,092
MONSANTO CO NEW               COM               61166W101    1,247      15,000  SH       Shared-Defined   1,2      15,000
MONSTER WORLDWIDE INC         COM               611742107    2,188     268,501  SH       Shared-Defined   1,2     268,501
NEWMONT MINING CORP           COM               651639106   24,802     554,100  SH       Shared-Defined   1,2     554,100
NEXEN INC                     COM               65334H102    2,544     150,000  SH       Shared-Defined   1,2     150,000
NUCOR CORP                    COM               670346105    5,516     144,500  SH       Shared-Defined   1,2     144,500
NUVASIVE INC                  COM               670704105    3,274     104,348  SH       Shared-Defined   1,2     104,348
OPEN JT STK CO-VIMPEL COMMUN  SPONSORED ADR     68370R109   23,676   3,620,202  SH       Shared-Defined   1,2   3,620,202
OPEN TEXT CORP                COM               683715106      323       9,371  SH       Shared-Defined   1,2       9,371
PACIFIC RIM MNG CORP          COM NEW           694915208       93     550,900  SH       Shared-Defined   1,2     550,900
PARAMOUNT GOLD & SILVER CORP  COM               69924P102    1,444   1,933,600  SH       Shared-Defined   1,2   1,933,600
PENSKE AUTOMOTIVE GRP INC     COM               70959W103    3,171     339,900  SH       Shared-Defined   1,2     339,900
POTASH CORP SASK INC          COM               73755L107    1,026      12,700  SH       Shared-Defined   1,2      12,700
POWERSHS DB MULTI SECT COMM   DB AGRICULT FD    73936B408    4,947     202,000  SH       Shared-Defined   1,2     202,000
PSYCHIATRIC SOLUTIONS INC     COM               74439H108    1,911     121,480  SH       Shared-Defined   1,2     121,480
QUATERRA RES INC              COM               747952109      829   1,537,200  SH       Shared-Defined   1,2   1,537,200
ROCK-TENN CO                  CL A              772739207    3,011     111,300  SH       Shared-Defined   1,2     111,300
ROSS STORES INC               COM               778296103    5,016     139,800  SH       Shared-Defined   1,2     139,800
RYDER SYS INC                 COM               783549108    2,820      99,600  SH       Shared-Defined   1,2      99,600
SCIENTIFIC GAMES CORP         CL A              80874P109    3,243     267,804  SH       Shared-Defined   1,2     267,804
SILVER WHEATON CORP           COM               828336107    1,558     189,300  SH       Shared-Defined   1,2     189,300
TASEKO MINES LTD              COM               876511106      796     636,700  SH       Shared-Defined   1,2     636,700
TECK COMINCO LTD              CL B              878742204    3,397     612,000  SH       Shared-Defined   1,2     612,000
TJX COS INC NEW               COM               872540109    6,046     235,800  SH       Shared-Defined   1,2     235,800
TRACTOR SUPPLY CO             COM               892356106      368      10,200  SH       Shared-Defined   1,2      10,200
VMWARE INC                    CL A COM          928563402    1,261      53,366  SH       Shared-Defined   1,2      53,366
WEIGHT WATCHERS INTL INC NEW  COM               948626106      989      53,300  SH       Shared-Defined   1,2      53,300
WESTERN GOLDFIELDS INC CDA    COM NEW           95828P203    3,636   1,934,000  SH       Shared-Defined   1,2   1,934,000
GOLDCORP INC NEW              *W EXP 06/09/201  380956177      510      57,000  SH       Shared-Defined   1,2      57,000
YAMANA GOLD INC               COM               98462Y100    5,546     593,850  SH       Shared-Defined   1,2     593,850

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